Consolidated Balance Sheets - USD ($) $ in Thousands	May 31, 2021	Feb. 28, 2021	Feb. 29, 2020
Current Assets
Cash and cash equivalents	$ 220,748	$ 194,717	$ 19,494
Restricted cash	11,815	12,825	28,934
Accounts receivable - net of allowance	60,641	112,657	118,777
Prepaid expenses and other current assets	12,091	12,643	12,602
Total current assets	305,295	332,842	179,807
Long-term investments	226	224	179
Goodwill	2,630,941	2,628,646	752,756
Intangible assets, net	809,875	824,851	467,593
Property and equipment, net	47,045	44,198	25,232
Operating lease right-of-use assets	21,048
Other noncurrent assets	8,654	7,416	14,445
Total Assets	3,823,084	3,838,177	1,440,012
Current Liabilities
Accounts payable and accrued liabilities	56,163	70,233	58,451
Incentive program payable	11,815	12,825	28,934
Deferred revenue	98,299	89,691	142,027
Acquisition-related obligations	2,000	2,000	3,100
Current portion of notes payable	4,110	4,405
Current portion of operating lease obligations	5,064
Current portion of financing lease obligations	3,961	4,827
Current portion of notes payable and capital lease obligations		9,232	64,902
Total current liabilities	181,412	183,981	297,414
Long-term deferred revenue	1,484	482	2,656
Operating lease obligations	16,551
Financing lease obligations	5,691	6,588
Notes payable	503,266	502,800
Notes payable and capital lease obligations		509,388	886,806
Tax receivable agreement liability	52,614	50,114
Warrant liability	128,715	68,772
Contingent consideration	224,068	150,808
Deferred taxes	396,735	396,217	36,636
Other noncurrent liabilities	1,027	1,057	1,908
Total liabilities	1,511,563	1,360,819	1,225,420
Commitments and Contingencies
Stockholders' Equity
Members' capital			433,992
Additional paid-in capital	2,073,249	2,071,206
Accumulated other comprehensive income (loss)	3,863	2,388	(898)
(Accumulated deficit) retained earnings	(131,458)	10,800	(218,502)
Total E2open Parent Holdings, Inc. equity	1,945,673	2,084,413	214,592
Noncontrolling interest	365,848	392,945
Total stockholders' equity	2,311,521	2,477,358	214,592
Total liabilities and stockholders' equity	3,823,084	3,838,177	1,440,012
Class A ordinary shares
Stockholders' Equity
Common stock, value	19	19	0
Class V common stock
Stockholders' Equity
Common stock, value	0	0	0
Series B-1 common stock
Stockholders' Equity
Common stock, value	0	0	0
Series B-2 common stock
Stockholders' Equity
Common stock, value	$ 0	$ 0	$ 0